Goodwill and other intangible assets - Allocation of Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Disclosure of intangible assets material to entity [line items]
Opening balance	$ 403.2	[1]	$ 619.3
Derecognitions through disposals	(8.3)		(12.2)
Impairment			(87.9)
Exchange differences	49.1		(116.0)
Reclassified to Assets held for sale	(181.3)
Closing balance	262.7		403.2	[1]	$ 619.3
IHS Nigeria
Disclosure of intangible assets material to entity [line items]
Opening balance	89.6		151.8
Exchange differences	5.9		(62.2)
Closing balance	95.5		89.6		$ 151.8
Number of cash-generating units consolidated into one					3
IHS Cameroon S.A.
Disclosure of intangible assets material to entity [line items]
Opening balance	40.8		43.3
Exchange differences	5.3		(2.5)
Closing balance	46.1		40.8		$ 43.3
IHS Cote d Ivoire S.A.
Disclosure of intangible assets material to entity [line items]
Opening balance	20.3		21.5
Exchange differences	2.6		(1.2)
Closing balance	22.9		20.3		21.5
IHS Zambia Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	30.3		32.8
Exchange differences	7.7		(2.5)
Closing balance	38.0		30.3		32.8
IHS Rwanda Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	8.7		9.5
Derecognitions through disposals	(8.3)
Exchange differences	(0.4)		(0.8)
Closing balance			8.7		9.5
IHS Kuwait Limited
Disclosure of intangible assets material to entity [line items]
Opening balance			12.2
Derecognitions through disposals			(12.2)
Closing balance					12.2
IHS South Africa Proprietary Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	53.1		54.4
Exchange differences	7.1		(1.3)
Closing balance	60.2		53.1		54.4
IHS Latam tower businesses
Disclosure of intangible assets material to entity [line items]
Opening balance	88.8		202.5
Impairment			(87.9)
Exchange differences	11.6		(25.8)
Reclassified to Assets held for sale	(100.4)
Closing balance			88.8		202.5
I-Systems
Disclosure of intangible assets material to entity [line items]
Opening balance	71.6		91.3
Exchange differences	9.3		(19.7)
Reclassified to Assets held for sale	$ (80.9)
Closing balance			$ 71.6		$ 91.3

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)